Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

14) Subsequent Events

For the quarter ended September 30, 2023, the Company has evaluated subsequent events through November 13, 2023 the date, which the financial statements were available to be issued. No reportable subsequent events have occurred through November 13, 2023, which would have a significant effect on the financial statements as of September 30, 2023.

16) Subsequent Events

The following subsequent events have occurred

I.	On January 25, 2023, the Board of Directors (“Board”) of Healthcare Triangle, Inc. (the “Company” or “HTI”) engaged BF Borgers CPA PC (“Borgers”) as the Company’s independent certified public accountant to audit the Company’s financial statements for the year ended December 31, 2022.

II.	On January 25, 2023, the Board of Directors appointed Ronald McClurg, Paige Heaphy and Jainal Bhuiyan as directors to the Company’s Board of Directors. The Board believes that each of Mr. McClurg, Ms. Heaphy and Mr. Bhuiyan are “independent directors” as such term is defined by Nasdaq Rule 5605(a)(2).